UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-08529

Monteagle Funds

(Exact name of registrant as specified in charter)

2506 Winford Avenue Nashville, Tennessee	37211
(Address of principal executive offices)	(Zip code)

 The Corporation Trust Company
Corporate Trust Center
1209 Orange Street
Wilmington, DE  19801

(Name and address of agent for service)

With a copy to:
Paul B. Ordonio
Nashville Capital Corporation
2506 Winford Avenue
Nashville, TN 37211

Registrant's telephone number, including area code: 888.263.5593

Date of fiscal year end:   08/31

Date of reporting period: 02/28/2013

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi Annual report to Shareholders for the period ended February 28, 2013 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

Monteagle Funds

Semi-Annual Report

February 28, 2013

MONTEAGLE FUNDS

TABLE OF CONTENTS

Supplementary Portfolio Information	3
Financial Statements of the Monteagle Funds
Schedule of Investments:	8
Fixed Income Fund	8
Informed Investor Growth Fund	12
Quality Growth Fund	14
Select Value Fund	18
Value Fund	22
Statements of Assets and Liabilities	25
Statements of Operations	27
Statements of Changes in Net Assets	29
Financial Highlights	34
Notes to Financial Statements	39
Other Information	53
About Your Funds’ Expenses	54
Board Approval of Investment Management and Sub-Advisory Agreements	57

MONTEAGLE FIXED INCOME FUND
SUPPLEMENTARY PORTFOLIO INFORMATION — February 28, 2013 (Unaudited)

FUND PROFILE:

Top Ten Long-Term Portfolio Holdings	(% of Net Assets)
U.S. Treasury Note, 2.00%, due 11/15/2021	5.67%
U.S. Treasury Note, 1.75%, due 05/15/2022	5.51%
U.S. Treasury Note, 1.625%, due 08/15/2022	5.43%
FNMA, Pool 386008, 4.52%, due 04a/01/2013	3.05%
U.S. Treasury Note, 2.125%, due 08/15/2021	2.88%
Johnson & Johnson, 5.15%, due 07/15/2018	1.99%
FHLMC, Pool J19285, 2.50%, due 06/01/2027	1.94%
GlaxoSmithKline Capital, Inc., 5.65%, due 05/15/2018	1.68%
International Business Machines Corp., 1.25%, due 02/08/2018	1.66%
JPMorgan Chase & Co., 6.00%, due 01/15/2018	1.65%

Sector Allocation	(% of Net Assets)
Corporate Bonds	53.70%
U.S. Government and Agency Obligations	27.11%
Mortgage-Backed Securities	12.64%
Money Market Funds	6.97%
Liabilities in Excess of Other Assets	(0.42)%
100.00%

MONTEAGLE INFORMED INVESTOR GROWTH FUND
SUPPLEMENTARY PORTFOLIO INFORMATION — February 28, 2013 (Unaudited)

FUND PROFILE:

Top Ten Long-Term Portfolio Holdings	(% of Net Assets)
SPDR S&P 500 ETF Trust	7.92%
Powershares QQQ Trust Series 1	7.89%
FleetCor Technologies, Inc.	6.21%
Marathon Petroleum Corp.	5.21%
Valero Energy Corp.	5.03%
Tyson Foods, Inc.	5.02%
Visa, Inc.	4.92%
First American Financial Corp.	4.84%
eBay, Inc.	4.51%
Comcast Corp.	4.39%

Top Ten Portfolio Industries	(% of Net Assets)
Oil & Gas	12.21%
Food	9.39%
Chemicals	7.90%
Diversified Financial Services	6.90%
Internet	6.43%
Commercial Services	6.21%
Insurance	4.84%
Media	4.39%
Beverages	4.21%
Electronics	3.98%
66.46%

Economic Sectors with Cash and Other Assets	(% of Net Assets)
Money Market Funds	24.49%
Consumer, Non-cyclical	20.90%
Exchange-Traded Funds	15.81%
Energy	12.21%
Financial	11.74%
Communications	10.82%
Basic Materials	7.90%
Consumer, Cyclical	7.37%
Industrial	5.96%
Liabilities in Excess of Other Assets	(17.20)%
100.00%

MONTEAGLE QUALITY GROWTH FUND
SUPPLEMENTARY PORTFOLIO INFORMATION — February 28, 2013 (Unaudited)

FUND PROFILE:

Top Ten Long-Term Portfolio Holdings	(% of Net Assets)
Apple, Inc.	5.73%
International Business Machines Corp.	4.22%
QUALCOMM, Inc.	3.97%
Coca-Cola Co.	3.10%
Roper Industries, Inc.	2.99%
Google, Inc.	2.94%
American Tower Corp.	2.78%
Kellog Co.	2.69%
Walt Disney Co.	2.59%
Microsoft Corp.	2.55%

Top Ten Portfolio Industries	(% of Net Assets)
Computers	11.29%
Retail	7.75%
Internet	6.70%
Chemicals	5.27%
Semiconductors	4.91%
Food	4.65%
Machinery - Diversified	4.31%
Software	4.31%
Oil & Gas Services	3.64%
Banks	3.42%
56.25%

Economic Sectors with Cash and Other Assets	(% of Net Assets)
Technology	20.51%
Industrial	16.70%
Consumer, Non-cyclical	15.88%
Consumer, Cyclical	14.88%
Communications	11.14%
Financial	8.96%
Basic Materials	5.27%
Energy	5.08%
Money Market Funds	1.73%
Liabilities in Excess of Other Assets	(0.15)%
100.00%

MONTEAGLE SELECT VALUE FUND
SUPPLEMENTARY PORTFOLIO INFORMATION — February 28, 2013 (Unaudited)

FUND PROFILE:

Top Ten Long-Term Portfolio Holdings	(% of Net Assets)
Gilead Sciences, Inc.	3.46%
First Solar, Inc.	3.33%
Intel Corp.	3.00%
Whirlpool Corp.	2.98%
H&R Block, Inc.	2.68%
Masco Corp.	2.67%
WellPoint, Inc.	2.66%
Applied Materials, Inc.	2.63%
Allstate Corp.	2.51%
Computer Sciences Corp.	2.50%

Top Ten Portfolio Industries	(% of Net Assets)
Insurance	11.42%
Semiconductors	9.49%
Retail	9.36%
Banks	5.99%
Commercial Services	5.98%
Computers	4.87%
Oil & Gas	4.22%
Biotechnology	3.46%
Aerospace & Defense	3.29%
Home Furnishings	2.98%
61.06%

Economic Sectors with Cash and Other Assets	(% of Net Assets)
Financial	19.91%
Money Market Funds	19.76%
Technology	16.99%
Consumer, Non-cyclical	15.16%
Consumer, Cyclical	14.07%
Industrial	8.71%
Energy	6.71%
Communications	3.82%
Basic Materials	3.35%
Utilities	0.84%
Liabilities in Excess of Other Assets	(9.32)%
100.00%

MONTEAGLE VALUE FUND
SUPPLEMENTARY PORTFOLIO INFORMATION — February 28, 2013 (Unaudited)

FUND PROFILE:

Top Ten Long-Term Portfolio Holdings	(% of Net Assets)
AT&T, Inc.	4.79%
Merck & Co., Inc.	4.61%
Worthington Industries, Inc.	4.54%
Textron, Inc.	4.24%
Eastman Chemical Co.	4.13%
International Paper Co.	4.11%
Duke Energy Corp.	3.94%
Verizon Communications, Inc.	3.73%
EI du Pont de Nemours & Co.	3.44%
Chemtura Corp.	3.09%

Top Ten Portfolio Industries	(% of Net Assets)
Chemicals	12.14%
Telecommunications	11.68%
Pharmaceuticals	7.07%
Healthcare - Products	6.10%
Semiconductors	5.80%
Electric	5.70%
Mining	5.60%
Oil & Gas	5.30%
Metal Fabricate & Hardware	4.54%
Miscellaneous Manufacturing	4.24%
68.17%

Economic Sectors with Cash and Other Assets	(% of Net Assets)
Basic Materials	24.11%
Industrial	18.53%
Consumer, Non-cyclical	17.14%
Communications	11.67%
Energy	8.07%
Technology	7.48%
Utilities	5.70%
Money Market Funds	5.07%
Consumer, Cyclical	3.92%
Financial	1.52%
Liabilities in Excess of Other Assets	(3.21)%
100.00%

MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS — February 28, 2013 (Unaudited)

Par Value	U.S. GOVERNMENT AND AGENCY OBLIGATIONS (b) - 27.11%	Fair Value
	U.S. Treasury Notes - 22.54%
$2,000,000	1.625%, due 08/15/2022	$1,967,812
2,000,000	1.75%, due 05/15/2022	1,998,438
2,000,000	2.00%, due 11/15/2021	2,057,032
1,000,000	2.125%, due 08/15/2021	1,042,344
500,000	2.625%, due 08/15/2020	545,390
500,000	3.125%, due 05/15/2021	562,188
		8,173,204
	Federal Home Loan Bank - 1.47%
500,000	5.25%, due 06/18/2014	532,904

	Federal Home Loan Mortgage Corporation - 1.59%
500,000	3.75%, due 03/27/2019	575,529

	Federal National Mortgage Association - 1.51%
500,000	5.00%, due 03/02/2015	546,935

	Total U.S. Government and Agency Obligations (Cost $9,516,684)	9,828,572

Par Value	CORPORATE BONDS - 53.70%	Fair Value
	Aerospace & Defense - 1.64%
$500,000	United Technologies Corp., 5.375%, due 12/15/2017 (b)	$594,667

	Agriculture - 1.37%
500,000	Philip Morris International, Inc., 2.50%, due 08/22/2022 (b)	495,287

	Banks - 12.58%
500,000	Goldman Sachs Group, Inc., 5.95%, due 01/18/2018	585,438
500,000	JPMorgan Chase & Co., 2.05%, due 01/24/2014	507,384
500,000	JPMorgan Chase & Co., 6.00%, due 01/15/2018	598,163
500,000	Morgan Stanley, 3.45%, due 11/02/2015	521,671
500,000	Northern Trust Corp., 2.375%, due 08/02/2022	493,418
500,000	PNC Funding Corp., 4.375%, due 08/11/2020	569,301
250,000	State Street Corp., 4.30%, due 05/30/2014 (b)	261,999
500,000	Wells Fargo & Co., 3.45%, 02/13/2023	507,449
500,000	Westpac Banking Corp., 2.00%, due 08/14/2017 (b)	514,685
		4,559,508

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS — February 28, 2013 (Unaudited) (Continued)

Par Value	CORPORATE BONDS - 53.70% (Continued)	Fair Value
	Biotechnology - 1.52%
$250,000	Amgen, Inc., 4.50%, due 03/15/2020 (b)	$284,232
250,000	Amgen, Inc., 4.85%, due 11/18/2014 (b)	267,427
		551,659
	Chemicals - 0.72%
250,000	Sherwin-Williams Co., 3.125%, due 12/15/2014 (b)	260,677

	Computers - 2.68%
350,000	Hewlett-Packard Co., 6.125%, due 03/01/2014	367,738
600,000	IBM Corp., 1.25%, 02/08/2018	602,376
		970,114
	Diversified Financial Services - 4.30%
250,000	CME Group, Inc., 3.00%, due 09/15/2022	253,254
500,000	CME Group, Inc., 5.75%, due 02/15/2014	524,272
250,000	General Electric Capital Corp., 3.15%, due 09/07/2022	250,756
500,000	Toyota Motor Credit Corp., 3.20%, due 06/17/2015	529,281
		1,557,563
	Electric - 3.17%
500,000	Florida Power Corp., 4.55%, due 04/01/2020 (b)	576,101
500,000	Georgia Power Co., 4.25%, due 12/01/2019 (b)	574,765
		1,150,866
	Electrical Components - 0.79%
250,000	Emerson Electric Co., 5.125%, due 12/01/2016 (b)	286,330

	Food - 1.13%
400,000	McCormick & Co., Inc., 5.25%, due 09/01/2013 (b)	409,378

	Healthcare - Services - 0.04%
15,000	UnitedHealth Group, Inc., 5.00%, due 08/15/2014 (b)	15,979

	Household Products & Wares- 0.70%
250,000	Kimberly-Clark Corp., 5.00%, due 08/15/2013	255,256

	Miscellaneous Manufacturing - 4.41%
250,000	3M Co., 1.00%, due 06/26/2017 (b)	251,297
250,000	3M Co., 2.00%, due 06/26/2022 (b)	247,621
500,000	Berkshire Hathaway Finance Corp., 3.00%, due 05/15/2022	511,186
500,000	General Electric Co., 5.25%, due 12/06/2017	587,021
		1,597,125

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS — February 28, 2013 (Unaudited) (Continued)

Par Value	CORPORATE BONDS - 53.70% (Continued)	Fair Value
	Metal Fabricate & Hardware - 1.36%
$500,000	Precision Castparts Corp., 2.50%, due 01/15/2023	$494,241

	Office & Business Equipment - 0.74%
250,000	Pitney Bowes, Inc., 5.75%, due 09/15/2017 (b)	269,271

	Oil & Gas - 4.21%
500,000	BP Capital Markets, PLC, 2.50%, due 11/06/2022	484,754
250,000	BP Capital Markets, PLC, 4.75%, due 03/10/2019 (b)	289,740
250,000	ConocoPhillips Australia Funding Co., 5.50%, due 04/15/2013 (b)	251,396
250,000	Shell International Finance BV, 1.125%, due 08/21/2017	250,957
250,000	Shell International Finance BV, 2.375%, due 08/21/2022	247,734
		1,524,581
	Pharmaceuticals - 5.07%
500,000	AstraZeneca PLC, 1.95%, due 09/18/2019	506,552
500,000	GlaxoSmithKline Capital, Inc., 5.65%, due 05/15/2018	607,577
600,000	Johnson & Johnson, 5.15%, due 07/15/2018 (b)	722,450
		1,836,579
	Retail - 1.38%
250,000	Costco Wholesale Corp., 1.125%, due 12/15/2017	250,556
250,000	Costco Wholesale Corp., 1.70%, due 12/15/2019	250,524
		501,080
	Semiconductors - 0.97%
350,000	Intel Corp., 1.35%, 12/15/2017	351,227

	Software - 1.36%
500,000	Oracle Corp., 2.50%, due 10/15/2022	493,123

	Telecommunications - 3.56%
500,000	AT&T, Inc., 2.95%, due 05/15/2016	531,013
200,000	AT&T, Inc., SBC Comm, 5.625%, due 06/15/2016 (b)	229,242
500,000	Verizon Communications, Inc., 3.00%, due 04/01/2016 (b)	532,324
		1,292,579

	Total Corporate Bonds (Cost $18,343,996)	19,467,090

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS — February 28, 2013 (Unaudited) (Continued)

Par Value	MORTGAGE-BACKED SECURITIES (b) - 12.64%	Fair Value
	Federal Home Loan Mortgage Corporation - 4.94%
$678,457	Pool J19285, 2.50%, due 06/01/2027	$704,218
95,138	Series 15L, 7.00%, due 07/25/2023	108,880
482,772	Series 2841 BY, 5.00%, due 08/15/2019	520,333
448,941	Series 3290 PD, 5.50%, due 03/15/2035	457,165
		1,790,596
	Federal National Mortgage Association - 5.21%
1,100,000	Pool 386008, 4.52%, due 04/01/2013	1,107,039
133,426	Pool 545759, 6.50%, due 07/01/2032	150,101
54,189	Pool 725421, 7.00%, due 09/01/2017	57,957
67,355	Pool 754289, 6.00%, due 11/01/2033	75,847
140,627	Pool 882684, 6.00%, due 06/01/2036	158,972
105,277	Series 2003-54-PG, 5.50%, due 09/25/2032	108,591
206,648	Series 2007-40-PT, 5.50%, due 05/25/2037	230,448
		1,888,955
	Government National Mortgage Association - 2.49%
115,655	Pool 476998, 6.50%, due 07/15/2029	136,158
117,132	Pool 648337, 5.00%, due 10/15/2020	128,296
94,237	Pool 676516, 6.00%, due 02/15/2038	106,773
129,456	Series 2012-52-PM, 3.50%, due 12/20/2039	138,783
399,935	Series 2012-91-HQ, 2.00%, due 09/20/2041	391,173
		901,183

	Total Mortgage-Backed Securities (Cost $4,432,399)	4,580,734

Shares	MONEY MARKET FUNDS - 6.97%	Fair Value
2,526,423	Fidelity Institutional Money Market Fund Class I, 0.16% (a) (Cost $2,526,423)	$2,526,423

	Total Investments at Fair Value - 100.42% (Cost $34,819,502)	$36,402,819

	Liabilities in Excess of Other Assets, Net - (0.42%)	(153,848)

	Net Assets - 100.00%	$36,248,971

(a)	Rate shown represents the 7-day yield at February 28, 2013, is subject to change and resets daily.

(b)
Categorized in level 2 of the fair value hierarchy; for additional information and description of the levels, refer to the table included in Note 2 of the accompanying notes to the financial statements.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE INFORMED INVESTOR GROWTH FUND
SCHEDULE OF INVESTMENTS — February 28, 2013 (Unaudited)

Shares	COMMON STOCKS - 76.90%	Fair Value
	Auto Parts & Equipment - 3.96%
19,200	Cooper Tire & Rubber Co.	$485,376

	Beverages - 4.21%
10,800	Green Mountain Coffee Roasters, Inc. (a) (d)	515,808

	Biotechnology - 1.09%
800	Regeneron Pharmaceuticals, Inc. (a)	133,600

	Chemicals - 7.90%
3,000	Sherwin-Williams Co.	484,770
5,600	Westlake Chemical Corp.	482,832
		967,602
	Commercial Services - 6.21%
10,900	FleetCor Technologies, Inc. (a)	760,929

	Diversified Financial Services - 6.90%
3,800	Visa, Inc. - Class A	602,832
5,900	Waddell & Reed Financial, Inc. - Class A	242,018
		844,850
	Electrical Components & Equipment - 1.98%
5,800	AMETEK, Inc.	242,614

	Electronics - 3.98%
6,600	Thermo Fisher Scientific, Inc.	487,080

	Food - 9.39%
14,300	Hormel Foods Corp.	534,963
27,100	Tyson Foods, Inc.	614,357
		1,149,320
	Home Builders - 3.41%
5,900	Lennar Corp. - Class A	227,681
5,300	Ryland Group, Inc.	189,316
		416,997
	Insurance - 4.84%
24,400	First American Financial Corp.	592,676

	Internet - 6.43%
10,100	eBay, Inc. (a)	552,268
1,400	LinkedIn Corp. - Class A (a)	235,452
		787,720

The accompanying notes are an integral part of the financial statements.

MONTEAGLE INFORMED INVESTOR GROWTH FUND
SCHEDULE OF INVESTMENTS — February 28, 2013 (Unaudited) (Continued)

Shares	COMMON STOCKS - 76.90% (Continued)	Fair Value
	Media - 4.39%
13,500	Comcast Corp. - Class A	$537,165

	Oil & Gas - 12.21%
4,300	HollyFrontier Corp.	241,660
7,700	Marathon Petroleum Corp.	638,176
13,500	Valero Energy Corp.	615,465
		1,495,301

	Total Common Stocks (Cost $8,935,993)	9,417,038

Shares	EXCHANGE-TRADED FUNDS - 15.81%	Fair Value
14,400	Powershares QQQ Trust Series 1	$966,240
6,400	SPDR S&P 500 ETF Trust	969,792

	Total Exchange-Traded Funds (Cost $1,935,050)	1,936,032

Shares	MONEY MARKET FUND - 24.49%	Fair Value
2,998,513	Fidelity Institutional Money Market Fund Class I, 0.16% (b) (c) (Cost $2,998,513)	$2,998,513

	Total Investments at Fair Value - 117.20% (Cost $13,869,556)	$14,351,583

	Liabilities in Excess of Other Assets, Net - (17.20%)	(2,105,939)

	Net Assets - 100.00%	$12,245,644

(a)	Non-income producing security.

(b)	Rate shown represents the 7-day yield at February 28, 2013, is subject to change and resets daily.

(c)	A portion of this security is segregated as collateral for securities on February 28, 2013. Total collateral had a fair value of $410,354 at February 28, 2013.

(d)	Security, or a portion of the security, is out on loan at February 28, 2013. Total loaned securities had a fair value of $410,736 at February 28, 2013.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS — February 28, 2013 (Unaudited)

Shares	COMMON STOCKS - 98.42%	Fair Value
	Aerospace & Defense - 1.13%
3,429	United Technologies Corp.	$310,496

	Apparel - 1.80%
9,100	NIKE, Inc. - Class B	495,586

	Auto Manufacturers - 0.74%
16,190	Ford Motor Co.	204,156

	Banks - 3.42%
13,445	East West Bancorp, Inc.	330,747
1,360	Goldman Sachs Group, Inc.	203,674
11,600	Wells Fargo & Co.	406,928
		941,349
	Beverages - 3.10%
22,060	Coca-Cola Co.	854,163

	Biotechnology - 1.83%
4,897	Celgene Corp. (a)	505,272

	Chemicals - 5.27%
3,270	Airgas, Inc.	327,916
3,383	CF Industries Holdings, Inc.	679,408
4,380	Monsanto Co.	442,511
		1,449,835
	Computers - 11.29%
3,575	Apple, Inc.	1,578,005
15,945	EMC Corp. (a)	366,894
5,791	International Business Machines Corp.	1,163,007
		3,107,906
	Cosmetics & Personal Care - 1.35%
5,785	Estee Lauder Cos., Inc.	370,818

	Distribution & Wholesale - 1.79%
2,173	WW Grainger, Inc.	492,098

	Diversified Financial Services - 2.76%
1,185	BlackRock, Inc.	284,104
3,000	Visa, Inc. - Class A	475,920
		760,024

The accompanying notes are an integral part of the financial statements.

MONTEAGLE QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS — February 28, 2013 (Unaudited) (Continued)

Shares	COMMON STOCKS - 98.42% (Continued)	Fair Value
	Electrical Components & Equipment - 2.42%
15,902	AMETEK, Inc.	$665,181

	Electronics - 1.72%
6,684	Amphenol Corp. - Class A	473,628

	Entertainment - 1.10%
10,860	Cinemark Holdings, Inc.	301,908

	Engineering & Construction - 0.51%
2,250	Fluor Corp.	139,275

	Food - 4.65%
12,260	Kellogg Co.	741,730
4,460	McCormick & Co., Inc.	300,024
2,779	Whole Foods Market, Inc.	237,938
		1,279,692
	Healthcare - Products - 2.00%
8,136	Baxter International, Inc.	549,994

	Home Builders - 0.49%
6,065	D.R. Horton, Inc.	135,249

	Internet - 6.70%
1,415	Amazon.com, Inc. (a)	373,942
12,120	eBay, Inc. (a)	662,722
1,010	Google, Inc. - Class A (a)	809,212
		1,845,876
	Leisure Time - 1.22%
3,848	Polaris Industries, Inc.	336,200

	Machinery - Diversified - 4.31%
3,142	Cummins, Inc.	364,064
6,604	Roper Industries, Inc.	822,924
		1,186,988
	Media - 2.59%
13,080	Walt Disney Co.	714,037

	Metal Fabricate & Hardware - 1.49%
2,202	Precision Castparts Corp.	410,871

The accompanying notes are an integral part of the financial statements.

MONTEAGLE QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS — February 28, 2013 (Unaudited) (Continued)

Shares	COMMON STOCKS - 98.42% (Continued)	Fair Value
	Miscellaneous Manufacturing - 2.31%
10,318	Danaher Corp.	$635,589

	Oil & Gas - 1.44%
2,920	Concho Resources, Inc. (a)	262,683
2,910	Valero Energy Corp.	132,667
		395,350
	Oil & Gas Services - 3.64%
5,920	National Oilwell Varco, Inc.	403,330
7,698	Schlumberger Ltd.	599,289
		1,002,619
	Packaging & Containers - 1.66%
10,305	Ball Corp.	457,645

	Pharmaceuticals - 2.95%
4,168	Abbott Laboratories	140,837
11,775	Express Scripts Holding Co. (a)	670,115
		810,952
	Real Estate Investment Trusts - 2.77%
9,847	American Tower Corp.	764,127

	Retail - 7.75%
3,135	Bed Bath & Beyond, Inc. (a)	177,911
8,400	CVS Caremark Corp.	429,408
7,290	Home Depot, Inc.	499,365
10,520	Limited Brands, Inc.	478,870
1,545	McDonald's Corp.	148,166
7,354	Nordstrom, Inc.	398,734
		2,132,454
	Semiconductors - 4.91%
7,158	Microchip Technology, Inc.	261,052
16,640	QUALCOMM, Inc.	1,092,083
		1,353,135
	Software - 4.31%
25,263	Microsoft Corp.	702,311
14,125	Oracle Corp.	483,923
		1,186,234

The accompanying notes are an integral part of the financial statements.

MONTEAGLE QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS — February 28, 2013 (Unaudited) (Continued)

Shares	COMMON STOCKS - 98.42% (Continued)	Fair Value
	Telecommunications - 1.84%
20,605	Cisco Systems, Inc.	$429,614
1,285	IPG Photonics Corp.	76,188
		505,802
	Transportation - 1.16%
1,723	FedEx Corp.	181,656
2,905	Tidewater, Inc.	137,494
		319,150

	Total Common Stocks (Cost $20,678,890)	27,093,659

Shares	MONEY MARKET FUND - 1.73%	Fair Value
475,098	Fidelity Institutional Money Market Fund Class I, 0.16% (b) (Cost $475,098)	$475,098

	Total Investments at Fair Value - 100.15% (Cost $21,153,988)	$27,568,757

	Liabilities in Excess of Other Assets, Net - (0.15%)	(40,357)

	Net Assets - 100.00%	$27,528,400

(a)	Non-income producing security.

(b)	Rate shown represents the 7-day yield at February 28, 2013, is subject to change and resets daily.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE SELECT VALUE FUND
SCHEDULE OF INVESTMENTS — February 28, 2013 (Unaudited)

Shares	COMMON STOCKS - 89.56%	Fair Value
	Aerospace & Defense - 3.29%
1,300	Lockheed Martin Corp.	$114,400
4,953	Raytheon Co.	270,285
		384,685
	Banks - 5.99%
7,400	Bank of America Corp.	83,102
1,091	Goldman Sachs Group, Inc.	163,388
19,947	KeyCorp	187,302
11,849	Morgan Stanley	267,195
		700,987
	Biotechnology - 3.46%
9,494	Gilead Sciences, Inc. (a)	405,489

	Building Materials - 2.67%
16,216	Masco Corp.	312,320

	Chemicals - 1.60%
5,900	Dow Chemical Co.	187,148

	Commercial Services - 5.98%
10,152	Apollo Group, Inc. - Class A (a)	171,264
12,630	H&R Block, Inc.	313,982
20,652	RR Donnelley & Sons Co. (d)	215,607
		700,853
	Computers - 4.87%
6,094	Computer Sciences Corp.	292,695
11,000	Dell, Inc.	153,450
6,175	Hewlett-Packard Co.	124,364
		570,509
	Diversified Financial Services - 1.11%
2,180	CME Group, Inc.	130,408

	Electric - 0.84%
2,500	FirstEnergy Corp.	98,700

	Food - 2.07%
10,144	Safeway, Inc. (d)	242,036

	Healthcare - Products - 0.98%
1,800	Stryker Corp.	114,984

The accompanying notes are an integral part of the financial statements.

MONTEAGLE SELECT VALUE FUND
SCHEDULE OF INVESTMENTS — February 28, 2013 (Unaudited) (Continued)

Shares	COMMON STOCKS - 89.56% (Continued)	Fair Value
	Healthcare - Services - 2.66%
5,016	WellPoint, Inc.	$311,895

	Home Furnishings - 2.98%
3,087	Whirlpool Corp.	348,677

	Housewares - 1.73%
8,700	Newell Rubbermaid, Inc.	203,058

	Insurance - 11.42%
3,715	Aflac, Inc.	185,564
6,388	Allstate Corp.	293,976
4,827	Assurant, Inc.	202,686
32,310	Genworth Financial, Inc. (a)	275,927
5,495	MetLife, Inc.	194,743
3,311	Prudential Financial, Inc.	183,992
		1,336,888
	Iron & Steel - 1.75%
5,611	Cliffs Natural Resources, Inc. (d)	142,856
3,000	United States Steel Corp. (d)	62,520
		205,376
	Media - 1.56%
458	Washington Post Co.	182,531

	Miscellaneous Manufacturing - 1.45%
7,300	General Electric Co.	169,506

	Office & Business Equipment - 1.01%
14,634	Xerox Corp.	118,682

	Oil & Gas - 4.22%
2,200	ConocoPhillips	127,490
2,683	Diamond Offshore Drilling, Inc.	186,951
5,200	Rowan Cos., PLC (a)	179,868
		494,309
	Oil & Gas Services - 2.49%
6,513	Baker Hughes, Inc.	291,913

	Retail - 9.36%
12,357	Best Buy Co., Inc.	202,778

The accompanying notes are an integral part of the financial statements.

MONTEAGLE SELECT VALUE FUND
SCHEDULE OF INVESTMENTS — February 28, 2013 (Unaudited) (Continued)

Shares	COMMON STOCKS - 89.56% (Continued)	Fair Value
	Retail - 9.36% (Continued)
5,607	CVS Caremark Corp.	$286,630
8,423	GameStop Corp. - Class A	211,080
2,000	Kohl's Corp.	92,200
10,382	RadioShack Corp. (d)	31,146
3,848	Wal-Mart Stores, Inc.	272,362
		1,096,196
	Savings & Loans - 1.39%
19,082	Hudson City Bancorp, Inc.	162,579

	Semiconductors - 9.49%
22,477	Applied Materials, Inc.	307,935
15,094	First Solar, Inc. (a) (d)	390,180
16,833	Intel Corp.	350,968
12,460	MEMC Electronic Materials, Inc. (a)	61,677
		1,110,760
	Software - 1.62%
6,806	Microsoft Corp.	189,207

	Telecommunications - 2.26%
4,000	AT&T, Inc.	143,640
9,571	Corning, Inc.	120,690
		264,330
	Transportation - 1.31%
2,100	Norfolk Southern Corp.	153,405

	Total Common Stocks (Cost $9,636,568)	10,487,431

The accompanying notes are an integral part of the financial statements.

MONTEAGLE SELECT VALUE FUND
SCHEDULE OF INVESTMENTS — February 28, 2013 (Unaudited) (Continued)

Shares	MONEY MARKET FUND - 19.76%	Fair Value
2,314,200	Fidelity Institutional Money Market Fund Class I, 0.16% (b) (c) (Cost $2,314,200)	$2,314,200

	Total Investments at Fair Value - 109.32% (Cost $11,950,768)	$12,801,631

	Liabilities in Excess of Other Assets, Net - (9.32%)	(1,091,453)

	Net Assets - 100.00%	$11,710,178

(a)	Non-income producing security.

(b)	Rate shown represents the 7-day yield at February 28, 2013, is subject to change and resets daily.

(c)	A portion of this security is segregated as collateral for securities on loan at February 28, 2013. Total collateral had a fair value of $1,117,689 at February 28, 2013.

(d)	Security, or a portion of the security, is out on loan at February 28, 2013. Total loaned securities had a fair value of $1,072,320 at February 28, 2013.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE VALUE FUND
SCHEDULE OF INVESTMENTS — February 28, 2013 (Unaudited)

Shares	COMMON STOCKS - 98.14%	Fair Value
	Aerospace & Defense - 2.29%
6,300	Raytheon Co.	$343,791

	Chemicals - 12.14%
23,000	Chemtura Corp. (a)	462,760
8,880	Eastman Chemical Co.	619,203
10,750	EI du Pont de Nemours & Co.	514,925
13,000	Kronos Worldwide, Inc. (d)	222,430
		1,819,318
	Commercial Services - 1.26%
16,000	SAIC, Inc.	189,120

	Computers - 1.68%
18,000	Dell, Inc.	251,100

	Electric - 5.70%
8,516	Duke Energy Corp.	589,733
11,000	NRG Energy, Inc.	264,000
		853,733
	Electronics - 1.85%
27,000	Sanmina Corp. (a)	276,480

	Environmental Control - 1.94%
17,000	Calgon Carbon Corp. (a)	290,020

	Food - 2.70%
10,000	Cal-Maine Foods, Inc.	404,900

	Forest Products & Paper - 4.11%
14,000	International Paper Co.	616,140

	Healthcare - Products - 6.10%
32,000	Boston Scientific Corp. (a)	236,480
6,800	Medtronic, Inc.	305,728
20,000	NuVasive, Inc. (a)	371,400
		913,608
	Investment Companies - 1.52%
9,000	Steel Excel, Inc. (a)	227,250

The accompanying notes are an integral part of the financial statements.

MONTEAGLE VALUE FUND
SCHEDULE OF INVESTMENTS — February 28, 2013 (Unaudited) (Continued)

Shares	COMMON STOCKS - 98.14% (Continued)	Fair Value
	Iron & Steel - 2.26%
7,500	Nucor Corp.	$337,875

	Metal Fabricate & Hardware - 4.54%
24,000	Worthington Industries, Inc.	680,160

	Mining - 5.60%
10,000	Barrick Gold Corp.	302,400
7,000	Newmont Mining Corp.	282,030
5,000	Vulcan Materials Co.	254,650
		839,080
	Miscellaneous Manufacturing - 4.24%
22,000	Textron, Inc.	634,700

	Oil & Gas - 5.30%
12,000	Marathon Oil Corp.	402,000
7,494	Transocean Ltd. (a)	391,936
		793,936
	Oil & Gas Services - 2.77%
10,000	Halliburton Co.	415,100

	Packaging & Containers - 1.99%
9,400	Sonoco Products Co.	298,638

	Pharmaceuticals - 7.07%
10,000	Bristol-Myers Squibb Co.	369,700
16,147	Merck & Co, Inc.	689,961
		1,059,661
	Retail - 3.92%
225	Orchard Supply Hardware Stores Corp. (a) (d)	1,049
2,140	Sears Canada, Inc. (d)	19,902
5,000	Sears Holdings Corp. (a) (d)	225,000
60,000	Wendy's Co. - Class A	341,400
		587,351
	Semiconductors - 5.80%
45,000	Amkor Technology, Inc. (a)	182,250
17,000	Intel Corp.	354,450
19,000	Spreadtrum Communications, Inc. - ADR	332,690
		869,390

The accompanying notes are an integral part of the financial statements.

MONTEAGLE VALUE FUND
SCHEDULE OF INVESTMENTS — February 28, 2013 (Unaudited) (Continued)

Shares	COMMON STOCKS - 98.14% (Continued)	Fair Value
	Telecommunications - 11.68%
20,000	AT&T, Inc.	$718,200
2,880	Frontier Communications Corp. (d)	11,923
9,700	Rogers Communications, Inc. - Class B	460,653
12,000	Verizon Communications, Inc.	558,360
		1,749,136
	Transportation - 1.68%
11,000	CSX Corp.	252,340

	Total Common Stocks (Cost $11,447,858)	14,702,827

Shares	PREFERRED STOCKS - 0.00%	Fair Value
	Retail - 0.00%
225	Orchard Supply Hardware Stores Corp. (a) (d)	$364

	Total Preferred Stocks (Cost $985)	364

Shares	MONEY MARKET FUND - 5.07%	Fair Value
759,518	Fidelity Institutional Money Market Fund Class I, 0.16% (b) (c) (Cost $759,518)	$759,518

	Total Investments at Fair Value - 103.21% (Cost $12,208,361)	$15,462,709

	Liabilities in Excess of Other Assets, Net - (3.21%)	(481,363)

	Net Assets - 100.00%	$14,981,346

(a)	Non-income producing security.

(b)	Rate shown represents the 7-day yield at February 28, 2013, is subject to change and resets daily.

(c)	A portion of this security is segregated as collateral for securities on loan at February 28, 2013. Total collateral had a fair value of $501,609 at February 28, 2013.

(d)	Security, or a portion of the security is out on loan at February 28, 2013. Total loaned securities had a fair value of $473,131 at February 28, 2013.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES — February 28, 2013 (Unaudited)

	Fixed Income Fund	Informed Investor Growth Fund	Quality Growth Fund
ASSETS
Investment securities
At cost	$34,819,502	$13,869,556	$21,153,988
At fair value (Note 2)	$36,402,819	$14,351,583	$27,568,757
Receivables:
Dividends and interest	233,398	11,210	44,466
Capital shares sold	—	—	9,827
Investment securities sold	—	227,738	525,036
Other assets	3,258	3,258	3,258
Total assets	36,639,475	14,593,789	28,151,344

LIABILITIES
Payables:
Capital shares redeemed	—	15,063	—
Distributions	9,324	—	—
Investment securities purchased	352,332	1,910,280	595,830
Securities Loan Payable (Note2)	—	410,354	—
Due to Adviser (Note 3)	26,760	11,377	25,384
Accrued compliance service fees (Note 3)	1,930	912	1,571
Other liabilities and accrued expenses	158	159	159
Total liabilities	390,504	2,348,145	622,944

NET ASSETS	$36,248,971	$12,245,644	$27,528,400

NET ASSETS CONSIST OF:
Paid-in capital	$35,201,935	$11,542,398	$27,172,646
Accumulated undistributed net investment income (loss)	(13,578)	(45,692)	91,377
Accumulated net realized gain (loss) on investments	(522,703)	266,911	(6,150,392)
Net unrealized appreciation on investments	1,583,317	482,027	6,414,769
NET ASSETS	$36,248,971	$12,245,644	$27,528,400

Shares of beneficial interest outstanding (1)	3,395,305	1,159,600	2,693,006
Net Asset Value, offering and redemption price per share	$10.68	$10.56	$10.22

(1)	Unlimited number of shares of beneficial interest with no par value, authorized.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES — February 28, 2013 (Unaudited)

	Select Value Fund	Value Fund
ASSETS
Investment securities
At cost	$11,950,768	$12,208,361
At fair value (Note 2)	$12,801,631	$15,462,709
Receivables:
Dividends and interest	34,860	32,036
Other assets	3,259	3,259
Total assets	12,839,750	15,498,004

LIABILITIES
Payables:
Securities Loan Payable (Note 2)	1,117,689	501,609
Due to Adviser (Note 3)	10,837	13,862
Accrued compliance service fees (Note 3)	887	1,028
Other liabilities and accrued expenses	159	159
Total liabilities	1,129,572	516,658

NET ASSETS	$11,710,178	$14,981,346

NET ASSETS CONSIST OF:
Paid-in capital	$11,599,508	$12,037,217
Accumulated undistributed net investment income	25,618	22,160
Accumulated net realized loss on investments	(765,811)	(332,379)
Net unrealized appreciation on investments	850,863	3,254,348
NET ASSETS	$11,710,178	$14,981,346

Shares of beneficial interest outstanding (1)	920,546	1,075,978
Net Asset Value, offering and redemption price per share	$12.72	$13.92

(1)	Unlimited number of shares of beneficial interest with no par value, authorized.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FUNDS
STATEMENTS OF OPERATIONS — For the Six Months Ended February 28, 2013 (Unaudited)

	Fixed Income Fund	Informed Investor Growth Fund	Quality Growth Fund
INVESTMENT INCOME

Income:
Interest	$531,963	$2,998	$190
Securities lending	—	10,823	—
Dividends	—	27,796	268,489

Total Investment Income	531,963	41,617	268,679

Expenses:
Investment advisory fees (Note 3)	172,174	76,416	162,318
Compliance service fees (Note 3)	12,563	6,077	10,169
Trustees' fees	3,868	3,868	3,868
ICI membership fees	948	948	948

Total expenses	189,553	87,309	177,303

Net investment income (loss)	342,410	(45,692)	91,376

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain from investments	28,985	475,068	676,795
Net change in unrealized appreciation (depreciation) on investments	(444,329)	(742,450)	39,269

Net realized and unrealized gain (loss) on investments	(415,344)	(267,382)	716,064

Net increase (decrease) in net assets resulting from operations	$(72,934)	$(313,074)	$807,440

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FUNDS
STATEMENTS OF OPERATIONS — For the Six Months Ended February 28, 2013 (Unaudited)

	Select Value Fund	Value Fund
INVESTMENT INCOME

Income:
Interest	$754	$529
Securities lending	12,955	11,909
Dividends	139,716	180,261
Foreign withholding tax	—	(2,085)

Total Investment Income	153,425	190,614

Expenses:
Investment advisory fees (Note 3)	64,844	86,881
Compliance service fees (Note 3)	5,532	6,570
Legal fees	—	764
Trustees' fees	3,868	3,868
ICI membership fees	948	948

Total expenses	75,192	99,031

Net investment income	78,233	91,583

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Net realized gain (loss) from investments	526,674	(14,398)
Net change in unrealized appreciation on investments	1,113,224	1,033,652

Net realized and unrealized gain on investments	1,639,898	1,019,254

Net increase in net assets resulting from operations	$1,718,131	$1,110,837

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FIXED INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$342,410	$833,906
Net realized gain on investment transactions	28,985	669,697
Net change in unrealized depreciation on investments	(444,329)	(333,153)
Net increase (decrease) in net assets resulting from operations	$(72,934)	$1,170,450

FROM DISTRIBUTIONS TO SHAREHOLDERS
From net investment income - Class I	(356,550)	(844,692)
From net investment income - Class A	—	(31)
From net investment income - Class C	—	(44)
Net decrease in net assets from distributions to shareholders	(356,550)	(844,767)

FROM CAPITAL SHARE TRANSACTIONS
Net increase in net assets from capital share transactions (Note 7)	781,977	3,676,210

Total increase in net assets	352,493	4,001,893

NET ASSETS
Beginning of period	35,896,478	31,894,585
End of period	$36,248,971	$35,896,478
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	$(13,578)	$562

The accompanying notes are an integral part of the financial statements.

MONTEAGLE INFORMED INVESTOR GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment loss	$(45,692)	$(137,216)
Net realized gain on investment transactions	475,068	1,370,176
Net change in unrealized appreciation (depreciation) on investments	(742,450)	652,581
Net increase (decrease) in net assets resulting from operations	$(313,074)	$1,885,541

FROM DISTRIBUTIONS TO SHAREHOLDERS
From net realized capital gains - Class I	(1,021,556)	(490,854)
From net realized capital gains - Class A	—	(39)
From net realized capital gains - Class C	—	(2,847)
Net decrease in net assets from distributions to shareholders	(1,021,556)	(493,740)

FROM CAPITAL SHARE TRANSACTIONS
Net decrease in net assets from capital share transactions (Note 7)	(160,731)	(5,690,689)

Total decrease in net assets	(1,495,361)	(4,298,888)

NET ASSETS
Beginning of period	13,741,005	18,039,893
End of period	$12,245,644	$13,741,005
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	$(45,692)	$—

The accompanying notes are an integral part of the financial statements.

MONTEAGLE QUALITY GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$91,376	$68,393
Net realized gain on investment transactions	676,795	678,424
Net change in unrealized appreciation on investments	39,269	2,938,380
Net increase in net assets resulting from operations	$807,440	$3,685,197

FROM DISTRIBUTIONS TO SHAREHOLDERS
From net investment income - Class I	(68,390)	(4,552)

FROM CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets from capital share transactions (Note 7)	(1,435,703)	1,777,005

Total increase (decrease) in net assets	(696,653)	5,457,650

NET ASSETS
Beginning of period	28,225,053	22,767,403
End of period	$27,528,400	$28,225,053
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$91,377	$68,391

The accompanying notes are an integral part of the financial statements.

MONTEAGLE SELECT VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$78,233	$121,855
Net realized gain on investment transactions	526,674	329,196
Net change in unrealized appreciation on investments	1,113,224	397,830
Net increase in net assets resulting from operations	$1,718,131	$848,881

FROM DISTRIBUTIONS TO SHAREHOLDERS
From net investment income - Class I	(78,497)	(111,869)
From net investment income - Class A	—	(9)
From net investment income - Class C	—	(2)
Net decrease in net assets from distributions to shareholders	(78,497)	(111,880)

FROM CAPITAL SHARE TRANSACTIONS
Net decrease in net assets from capital share transactions (Note 7)	(106,383)	(355,655)

Total increase in net assets	1,533,251	381,346

NET ASSETS
Beginning of period	10,176,927	9,795,581
End of period	$11,710,178	$10,176,927
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$25,618	$25,882

The accompanying notes are an integral part of the financial statements.

MONTEAGLE VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$91,583	$183,389
Net realized gain (loss) on investment transactions	(14,398)	37,827
Net change in unrealized appreciation on investments	1,033,652	914,936
Net increase in net assets resulting from operations	$1,110,837	$1,136,152

FROM DISTRIBUTIONS TO SHAREHOLDERS
From net investment income - Class I	(101,227)	(174,916)
From net investment income - Class A	—	(11)
From net investment income - Class C	—	(4)
From net realized capital gains - Class I	(355,557)	(2,749,677)
From net realized capital gains - Class A	—	(226)
From net realized capital gains - Class C	—	(223)
Decrease in net assets from distributions to shareholders	(456,784)	(2,925,057)

FROM CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets from capital share transactions (Note 7)	(18,335)	1,915,758

Total increase in net assets	635,718	126,853

NET ASSETS
Beginning of period	14,345,628	14,218,775
End of period	$14,981,346	$14,345,628
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$22,160	$31,804

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FIXED INCOME FUND
FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout the Year/Period
Class I Shares	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008
Net asset value, beginning of year/period	$10.80		$10.70	$10.71	$10.34	$10.05	$9.96
Income (loss) from investment operations:
Net investment income	0.10		0.27	0.32	0.35	0.38	0.40
Net realized and unrealized gain (loss) on investments	(0.11)		0.10	(0.01)	0.37	0.29	0.09
Total from investment operations	(0.01)		0.37	0.31	0.72	0.67	0.49

Less distributions:
From net investment income	(0.11)		(0.27)	(0.32)	(0.35)	(0.38)	(0.40)
Total distributions	(0.11)		(0.27)	(0.32)	(0.35)	(0.38)	(0.40)

Net asset value, end of year/period	$10.68		$10.80	$10.70	$10.71	$10.34	$10.05

Total Return (a)	(0.13	%)(b)	3.48%	2.97%	7.11%	6.80%	4.94%

Net assets, end of year/period (000's omitted)	$36,249		$35,896	$31,892	$34,911	$32,125	$32,321

Ratio of operating expenses to average net assets:	1.06	%(c)	1.09%	1.07%	1.04%	1.04%	1.01%

Ratio of net investment income to average net assets:	1.92	%(c)	2.46%	2.93%	3.37%	3.74%	3.93%

Portfolio turnover rate	11	%(b)	23%	14%	18%	39%	55%

(a)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund.  Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.

(c)	Annualized.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE INFORMED INVESTOR GROWTH FUND
FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout the Year/Period
Class I Shares	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009	Period Ended August 31, 2008(a)
Net asset value, beginning of year/period	$11.71		$10.62	$10.48	$12.89	$8.82	$10.00
Income (loss) from investment operations:
Net investment loss (b)	(0.04)		(0.06)	(0.06)	(0.10)	(0.05)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.22)		1.55	1.90	(0.18)	4.12	(1.16)
Total from investment operations	(0.26)		1.49	1.84	(0.28)	4.07	(1.18)

Less distributions:
From net realized capital gains	(0.89)		(0.40)	(1.70)	(2.13)	—	—

Net asset value, end of year/period	$10.56		$11.71	$10.62	$10.48	$12.89	$8.82

Total Return (c)	(2.01	%)(d)	14.81%	15.35%	(4.43%)	46.15%	(11.80	%)(d)

Net assets, end of year/period (000's omitted)	$12,246		$13,741	$17,784	$17,717	$27,680	$9,177

Ratio of operating expenses to average net assets: (e)	1.37	%(f)	1.34%	1.33%	1.28%	1.27%	1.27	%(f)

Ratio of net investment loss to average net assets: (b)	(0.72	%)(f)	(0.94%)	(0.53%)	(0.96%)	(0.77%)	(0.60	%)(f)

Portfolio turnover rate	537	%(d)	795%	755%	819%	1592%	157	%(d)

(a)	Represents the period from the initial public offering (April 3, 2008) through August 31, 2008.

(b)	Recognition of net investment income (loss) by the Fund is affected by the declaration of dividends by the underlying investment companies in which the Fund invests.

(c)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund.  Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.

(e)	The ratios of expenses to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(f)	Annualized.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE QUALITY GROWTH FUND
FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout the Year/Period
Class I Shares	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008
Net asset value, beginning of period	$9.95		$8.71	$7.14	$6.85	$8.46	$8.84
Income (loss) from investment operations:
Net investment income (loss)	0.03		0.02	— (a)	— (a)	0.02	— (a)
Net realized and unrealized gain (loss) on investments	0.27		1.22	1.57	0.30	(1.62)	(0.38)
Total from investment operations	0.30		1.24	1.57	0.30	(1.60)	(0.38)

Less distributions:
From net investment income	(0.03)		— (b)	— (b)	(0.01)	(0.01)	—

Net asset value, end of period	$10.22		$9.95	$8.71	$7.14	$6.85	$8.46

Total Return (c)	2.98	%(d)	14.26%	22.02%	4.41%	(18.92%)	(4.30%)

Net assets, end of period (000's omitted)	$27,528		$28,225	$22,765	$22,449	$11,196	$14,203

Ratio of operating expenses to average net assets:	1.30	%(e)	1.33%	1.32%	1.29%	1.32%	1.25%

Ratio of net investment income (loss) to average net assets:	0.67	%(e)	0.26%	0.02%	0.05%	0.31%	(0.05%)

Portfolio turnover rate	21	%(d)	54%	62%	69%	39%	26%

(a)	Net investment income (loss) per share resulted in less than $0.01 per share.

(b)	Distributions per share were $(0.0016) for the year ended August 31, 2012 and $(0.0025) for the year ended August 31, 2011.

(c)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund.  Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.

(e)	Annualized.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE SELECT VALUE FUND
FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout the Year/Period
Class I Shares	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008
Net asset value, beginning of period	$10.95		$10.16	$8.78	$8.30	$11.63	$15.67
Income (loss) from investment operations:
Net investment income	0.08		0.13	0.04	0.01	0.07	0.13
Net realized and unrealized gain (loss) on investments	1.77		0.78	1.37	0.48	(3.30)	(2.11)
Total from investment operations	1.85		0.91	1.41	0.49	(3.23)	(1.98)

Less distributions:
From net investment income	(0.08)		(0.12)	(0.03)	(0.01)	(0.10)	(0.12)
From net realized capital gains	—		—	—	—	—	(1.94)
Total distributions	(0.08)		(0.12)	(0.03)	(0.01)	(0.10)	(2.06)

Net asset value, end of period	$12.72		$10.95	$10.16	$8.78	$8.30	$11.63

Total Return (a)	17.01	%(b)	9.01%	15.99%	5.99%	(27.76%)	(14.01%)

Net assets, end of period (000's omitted)	$11,710		$10,177	$9,793	$8,265	$8,312	$11,502

Ratio of operating expenses to average net assets:	1.39	%(c)	1.43%	1.40%	1.37%	1.33%	1.26%

Ratio of net investment income to average net assets:	1.45	%(c)	1.23%	0.35%	0.18%	0.96%	1.00%

Portfolio turnover rate	13	%(b)	8%	87%	2%	108%	71%

(a)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund.  Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not Annualized.

(c)	Annualized.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE VALUE FUND
FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout the Year/Period
Class I Shares	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008
Net asset value, beginning of period	$13.31		$15.55	$13.41	$12.34	$16.67	$19.44
Income (loss) from investment operations:
Net investment income	0.08		0.18	0.14	0.11	0.13	0.07
Net realized and unrealized gain (loss) on investments	0.95		0.78	2.13	1.09	(4.35)	(0.97)
Total from investment operations	1.03		0.96	2.27	1.20	(4.22)	(0.90)

Less distributions:
From net investment income	(0.09)		(0.18)	(0.13)	(0.13)	(0.11)	(0.11)
From net realized gains on investments	(0.33)		(3.02)	—	—	—	(1.76)
Total distributions	(0.42)		(3.20)	(0.13)	(0.13)	(0.11)	(1.87)

Net asset value, end of period	$13.92		$13.31	$15.55	$13.41	$12.34	$16.67

Total Return (a)	7.95	%(b)	8.64%	16.95%	9.72%	(25.19%)	(5.14%)

Net assets, end of period (000's omitted)	$14,981		$14,346	$14,216	$14,263	$13,645	$19,417

Ratio of operating expenses to average net assets:	1.37	%(c)	1.43%	1.40%	1.32%	1.31%	1.25%

Ratio of net investment income to average net assets:	1.26	%(c)	1.31%	0.84%	0.83%	1.17%	0.40%

Portfolio turnover rate	0	%(b)	27%	18%	30%	6%	0%

(a)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund.  Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.

(c)	Annualized.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FUNDS
NOTES TO FINANCIAL STATEMENTS — February 28, 2013 (Unaudited)

1.	ORGANIZATION

Monteagle Funds (“the Trust”) was organized as a business trust under the laws of the State of Delaware on November 26, 1997 as Memorial Funds. The Trust changed its name to Monteagle Funds in July, 2006.

The Trust is registered with the Securities and Exchange Commission (“SEC”) as an open-end, management investment company under the Investment Company Act of 1940. The Trust is authorized by its Declaration of Trust to issue an unlimited number of shares of beneficial interest in each series. The Trust currently consists of the following series (each a “Fund” and collectively the “Funds”):

Monteagle Fixed Income Fund
Monteagle Informed Investor Growth Fund
Monteagle Quality Growth Fund
Monteagle Select Value Fund
Monteagle Value Fund

The Monteagle Fixed Income Fund (“Fixed Income Fund”), Monteagle Quality Growth Fund (“Quality Growth Fund”), Monteagle Select Value Fund (“Select Value Fund”) and Monteagle Value Fund (“Value Fund”) are diversified series of Monteagle Funds. The Monteagle Informed Investor Growth Fund (“Informed Investor Growth Fund”) is a non-diversified series of Monteagle Funds. The principal investment objective of the Fixed Income Fund is total return. The principal investment objective of each of Informed Investor Growth Fund, Quality Growth Fund, Select Value Fund and Value Fund (collectively the “Equity Funds”) is long-term capital appreciation.

Prior to July 20, 2012, the Funds were authorized to offer three classes of shares, Class I, Class A and Class C. Each class differed as to sales and redemption charges and ongoing fees. Only the Class I shares are currently being offered for sale.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds’ significant accounting policies:

Securities Valuation — Equity securities, including common stocks and exchange-traded funds, held by the Funds for which market quotations are readily available are valued using the last reported sales price or the official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund’s business day. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, when valued using market quotations in an active market, are categorized as level 1 securities. However, fair value may be determined using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities would be categorized as level 2

MONTEAGLE FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

securities. The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely. In the absence of readily available market quotations, or other observable inputs, securities are valued at fair value pursuant to procedures adopted by the Board of Trustees and would be categorized as level 3.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2.

Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments at fair value as of February 28, 2013:

Fixed Income Fund
Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
U.S. Government and Agency Obligations	$—	$9,828,572	$9,828,572
Corporate Bonds	12,132,222	7,334,868	19,467,090
Mortgage-Backed Securities	—	4,580,734	4,580,734
Money Market Funds	2,526,423	—	2,526,423
Totals	$14,658,645	$21,744,174	$36,402,819

Informed Investor Growth Fund
Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$9,417,038	$—	$9,417,038
Exchange-Traded Funds	1,936,032	—	1,936,032
Money Market Funds	2,998,513	—	2,998,513
Totals	$14,351,583	$—	$14,351,583

MONTEAGLE FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Quality Growth Fund
Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$27,093,659	$—	$27,093,659
Money Market Funds	475,098	—	475,098
Totals	$27,568,757	$—	$27,568,757

Select Value Fund
Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$10,487,431	$—	$10,487,431
Money Market Funds	2,314,200	—	2,314,200
Totals	$12,801,631	$—	$12,801,631

Value Fund
Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$14,702,827	$—	$14,702,827
Preferred Stocks	364	—	364
Money Market Funds	759,518	—	759,518
Totals	$15,462,709	$—	$15,462,709

(a)
As of and during the six month period ended February 28, 2013, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedules of Investments.

There were no transfers into and out of any Level during the six month period ended February 28, 2013. It is the Funds’ policy to recognize transfers between Levels at the end of the reporting period.

During the six month period ended February 28, 2013, no securities were fair valued.

Security Loans — The Funds have entered into securities lending agreements with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. The Funds receive compensation in the form of fees, or retain a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the market value of loaned securities. Gain or

MONTEAGLE FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the borrowers to bring the collateralization back to 102%.

Security Transactions — Security transactions are accounted for on trade date and realized gains and losses on investments sold are determined on a specific identification basis.

Interest and Dividend Income — Interest income is accrued as earned. Dividends on securities held by the Funds are recorded on the ex-dividend date. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Dividends and Distributions to Shareholders — Distributions of net investment income to shareholders are declared daily and paid monthly by the Fixed Income Fund. Net investment income distributions, if any, for Informed Investor Growth Fund, Quality Growth Fund, Select Value Fund, and Value Fund are declared and paid quarterly at the discretion of each Fund’s adviser. Net capital gains for the Funds, if any, are distributed to shareholders at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

The tax character of distributions paid during the six month period ended February 28, 2013 and the year ended August 31, 2012 were as follows:

Fund	Ordinary Income		Long-Term Capital Gain
	2013	2012	2013	2012
Fixed Income Fund	$356,550	$844,767	$—	$—
Informed Investor Growth Fund	1,021,556	493,740	—	—
Quality Growth Fund	68,390	4,552	—	—
Select Value Fund	78,497	111,880	—	—
Value Fund	456,784	174,931	—	2,750,126

Estimates — These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Common Expenses — Common expenses of the Trust are allocated among the Funds within the Trust based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund. Other allocations may also be approved from time to time by the Trustees.

MONTEAGLE FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

3.	ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Agreement

Nashville Capital Corporation (“Nashville Capital” or the “Adviser”) serves as the investment adviser to the Funds. Subject to the general oversight of the Board of Trustees, the Adviser is responsible for, among other things, developing a continuing investment program for the Funds in accordance with their investment objectives, reviewing the investment strategies and policies of the Funds and advising the Board of Trustees on the selection of sub-advisers. Each Fund is authorized to pay the Adviser a fee based on average daily net assets at the following annual rates:

Assets	Fixed Income Fund	Informed Investor Growth Fund	Quality Growth Fund	Select Value Fund	Value Fund
Up to and including $25 millon	0.965%	1.200%	1.200%	1.200%	1.200%
From $25 up to and including $50 million	0.965%	1.115%	1.115%	1.115%	1.115%
From $50 up to and including $100 million	0.845%	0.975%	0.975%	0.975%	0.975%
Over $100 million	0.775%	0.875%	0.875%	0.875%	0.875%

Under the terms of the Funds’ advisory agreement, the Adviser oversees the management of each Fund’s investments and pays all of the operating expenses of each Fund except: (i) costs of membership in trade associations; (ii) any expenses recouped by the Adviser; (iii) SEC registration fees and related expenses; (iv) any non-interested Trustee fees; (v) costs of travel for non-interested Trustees; (vi) costs associated with seminars, conventions or trade education for non-interested Trustees; (vii) 50% of the compensation amount approved by Trustees specifically for the Chief Compliance Officer’s services for the Trust attributable to the Funds managed by the Adviser; and (viii) any extraordinary Trust expenses, including legal expenses relating to lawsuits.

For the six month period ended February 28, 2013, the amounts earned by and payable to the Adviser were as follows:

	Advisory Fees Earned	Advisory Fees Payable as of February 28, 2013
Fixed Income Fund	$172,174	$26,760
Informed Investor Growth Fund	76,416	11,377
Quality Growth Fund	162,318	25,384
Select Value Fund	64,844	10,837
Value Fund	86,881	13,862

An officer of Nashville Capital is also an officer of the Trust.

MONTEAGLE FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Fixed Income Fund — Nashville Capital has retained Howe & Rusling Inc. (“H&R”) to serve as the sub-adviser to Fixed Income Fund. Nashville Capital has agreed to pay H&R an annual advisory fee of 0.30% of average daily net assets up to $25 million, 0.25% of such assets from $25 million up to $50 million, and 0.20% of such assets over $50 million.

Informed Investor Growth Fund — Nashville Capital has retained T.H. Fitzgerald & Co. (“T.H. Fitzgerald”) to serve as the sub-adviser to Informed Investor Growth Fund. Nashville Capital has agreed to pay T.H. Fitzgerald an annual advisory fee of 0.50% of average daily net assets up to $25 million, 0.60% of such assets from $25 million up to $50 million, 0.50% of such assets from $50 million up to $100 million, and 0.40% of such assets over $100 million.

Quality Growth Fund — Nashville Capital has retained Garcia Hamilton & Associates (“GHA”) to serve as the sub-adviser to Quality Growth Fund. Nashville Capital has agreed to pay GHA an annual advisory fee of 0.30% of average daily net assets.

Select Value Fund — Nashville Capital has retained Parkway Advisors, L.P. (“Parkway”) to serve as the sub-adviser to Select Value Fund. Nashville Capital has agreed to pay Parkway an annual advisory fee of 0.50% of average daily net assets.

Value Fund — Nashville Capital has retained Robinson Investment Group, Inc. (“Robinson”) to serve as the sub-adviser to Value Fund. Nashville Capital has agreed to pay Robinson an annual advisory fee of 0.50% of average daily net assets up to $25 million, 0.45% of such assets from $25 million up to $50 million, 0.35% of such assets from $50 million up to $100 million, and 0.30% of such assets over $100 million.

Investment Company Services Agreement

Pursuant to an Investment Company Services Agreement between the Trust and Matrix 360 Administration, LLC (“Matrix”), Matrix provides administrative, fund accounting and pricing, and transfer agent and shareholder services to the Funds. For these services, Matrix receives the greater of an annual base fee of $30,000 per Fund or 0.075% of the Trust’s Equity Funds’ aggregate average daily net assets to $400 million with lower fees at higher asset levels and 0.04% of the Trust’s Fixed Income Fund aggregate average net assets to $400 million with lower fees at higher assets levels. The fees payable to Matrix are paid by the Adviser (not the Funds). Officers of Matrix are also officers of the Trust.

Distribution Agreement

Pursuant to the terms of a Distribution Agreement with the Trust, Matrix Capital Group, Inc. (the “Distributor”) serves as the Funds’ principal underwriter. Matrix Capital Group, Inc. does not receive compensation for such services.

Compliance Services

An affiliated Contractor (the “Contractor”) serves as the CCO of the Trust. The Funds pay $82,500 annually to the Contractor for providing CCO services. Each Fund pays $5,000 with the remaining $57,500 allocated to the Funds based on aggregate average daily net assets.

MONTEAGLE FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

4.	SECURITIES TRANSACTIONS

During the six month period ended February 28, 2013, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments and U.S. government securities, were as follows:

Fund	Purchases	Sales
Fixed Income Fund	$4,991,779	$3,808,758
Informed Investor Growth Fund	51,913,430	52,463,952
Quality Growth Fund	5,817,892	7,495,452
Select Value Fund	1,252,064	1,914,138
Value Fund	—	9

There were no purchases or sales of U.S. government securities made by the Funds.

5.	TAX MATTERS

It is each Fund’s policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable income, such Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income and 98.2% of its net realized capital gains plus undistributed amounts from prior years.

The Funds’ tax basis distributable earnings are determined only at the end of each fiscal year. The tax character of distributable earnings (deficit) at August 31, 2012, the Funds’ most recent fiscal year end, was as follows:

Fund	Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Capital Gains	Capital Loss Carryforward	Post-December Ordinary Loss	Post-October Capital Loss	Total Distributable Earnings
Fixed Income Fund	$2,027,646	$562	$—	$(551,688)	$—	$—	$1,476,520
Informed Investor Growth Fund	1,016,320	1,021,556	—	—	—	—	2,037,876
Quality Growth Fund	6,370,998	68,391	—	(6,417,697)	—	(404,988)	(383,296)
Select Value Fund	(265,761)	25,908	—	(1,289,111)	—	—	(1,528,964)
Value Fund	2,220,696	387,362	—	—	—	(317,982)	2,290,076

The undistributed ordinary income, capital gains, carryforward losses and post-October losses shown above differ from corresponding accumulated net investment income and accumulated net realized gain (loss) figures reported in the statements of assets and liabilities due to differing book/tax treatment of short-term capital gains, and certain temporary book/tax differences due to the tax

MONTEAGLE FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

deferral of losses on wash sales. Following the January 22, 2010 acquisition by the Quality Growth Fund of the Monteagle Large Cap Growth Fund, the Quality Growth Fund acquired all capital loss carryforwards available to the Large Cap Growth Fund. In accordance with Section 382 of the Internal Revenue Code, loss limitations were appropriately applied to the available capital loss carryforwards. Of the capital losses subject to Section 382, the Quality Growth Fund may only utilize $499,665 in a given year.

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. The Funds’ carryforward losses, post-October losses and post-December losses are determined only at the end of each fiscal year. As of August 31, 2012, the Funds elected to defer net capital losses as indicated in the chart below.

	Post-October Losses		Post-December Losses
Fund	Deferred	Utilized	Deferred	Utilized
Fixed Income Fund	$—	$—	$—	$—
Informed Investor Growth Fund	—	—	—	—
Quality Growth Fund	404,988	—	—	—
Select Value Fund	—	—	—	—
Value Fund	317,982	—	—	—

As of August 31, 2012, the following Funds had the following capital loss carryforwards for federal income tax purposes. These capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

	Capital Loss Carryovers
	Expiring						Utilized
Fund	2013	2015	2016	2017	2018	Total
Fixed Income Fund	$79,334	$168,181	$61,228	$220,424	$22,521	$551,688	$658,618
Informed Investor Growth Fund	—	—	—	—	—	—	—
Quality Growth Fund	—	—	1,372,538	5,045,159	—	6,417,697	1,074,766
Select Value Fund	—	—	—	—	1,289,111	1,289,111	329,074
Value Fund	—	—	—	—	—	—	—

Under the Regulated Investment Company Modernization Act of 2010 (the Act), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Under the law in effect prior to the Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be utilized before pre-enactment net capital losses. There were no post-enactment capital losses incurred by the Funds during the year ended August 31, 2012.

MONTEAGLE FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The following information is based upon the federal income tax cost of the investment securities as of February 28, 2013:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Fixed Income Fund	$34,819,502	$1,677,692	$(94,375)	$1,583,317
Informed Investor Growth Fund	13,875,951	576,637	(101,005)	475,632
Quality Growth Fund	21,157,565	6,650,392	(239,200)	6,411,192
Select Value Fund	11,954,168	2,086,365	(1,238,902)	847,463
Value Fund	12,208,361	3,852,019	(597,671)	3,254,348

The difference between the federal income tax cost of portfolio investments and the financial statement cost for Informed Investor Growth Fund, Quality Growth Fund and Select Value Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions in the open tax years of 2009, 2010, 2011 and 2012 and for the six month period ended February 28, 2013 and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the above open tax years. The Funds identify their major tax jurisdictions as U.S. Federal and Delaware. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six month period ended February 28, 2013, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. Federal tax authorities for tax years before 2009.

6.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under Section 2(a)(9) of the Investment Company Act of 1940. As of February 28, 2013, the shareholders listed in the table immediately below held, for the benefit of their customers, the following percentages of the outstanding shares of each Fund. The Trust does not know whether Charles Schwab & Co., Farmers and Merchant Corp., Stifel Nicolaus & Co. or any of the underlying beneficial owners owned or controlled 25% or more of the voting securities of the noted Funds.

Fund	Shareholder	Percent Owned as of February 28, 2013
Fixed Income Fund	Farmers and Merchant Corp.	87%
Informed Investor Growth Fund	Farmers and Merchant Corp.	90%
Quality Growth Fund	Farmers and Merchant Corp.	66%
	Charles Schwab & Co.	31%
Select Value Fund	Stifel Nicolaus & Co.	91%
Value Fund	Farmers and Merchant Corp.	98%

MONTEAGLE FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7.	CAPITAL SHARE TRANSACTIONS

	Fixed Income Fund
	Sold	Redeemed	Reinvested	Ending Shares
For the Six Month Period ended:
February 28, 2013
Class I
Shares	176,433	(131,054)	27,286	3,395,305
Value	$1,885,643	$(1,396,584)	$292,918

For the Fiscal Year ended:
August 31, 2012
Class I
Shares	465,582	(184,307)	61,246	3,322,640
Value	$4,990,184	$(1,968,113)	$656,322
Class A
Shares	—	(105)	3	—
Value	$—	$(1,129)	$31
Class C
Shares	—	(104)	4	—
Value	$—	$(1,129)	$44

	Informed Investor Growth Fund
	Sold	Redeemed	Reinvested	Ending Shares
For the Six Month Period ended:
February 28, 2013
Class I
Shares	22,567	(46,630)	10,299	1,159,600
Value	$240,513	$(507,326)	$106,082

For the Fiscal Year ended:
August 31, 2012
Class I
Shares	115,026	(623,805)	7,110	1,173,364
Value	$1,210,567	$(6,704,025)	$69,748
Class A
Shares	—	(102)	4	—
Value	$—	$(1,119)	$39
Class C
Shares	—	(24,783)	297	—
Value	$—	$(268,746)	$2,847

MONTEAGLE FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Quality Growth Fund
	Sold	Redeemed	Reinvested	Ending Shares
For the Six Month Period ended:
February 28, 2013
Class I
Shares	57,499	(202,346)	2,326	2,693,006
Value	$569,691	$(2,028,115)	$22,721

For the Fiscal Year ended:
August 31, 2012
Class I
Shares	419,181	(197,924)	166	2,835,527
Value	$3,585,430	$(1,807,206)	$1,416
Class A
Shares	196	(334)	—	—
Value	$1,750	$(3,071)	$—
Class C
Shares	—	(138)	—	—
Value	$—	$(1,314)	$—

	Select Value Fund
	Sold	Redeemed	Reinvested		Ending Shares
For the Six Month Period ended:
February 28, 2013
Class I
Shares	—	(9,361)	97		920,546
Value	$—	$(107,517)	$1,134

For the Fiscal Year ended:
August 31, 2012
Class I
Shares	1,263	(35,481)	257		929,810
Value	$12,429	$(368,308)	$2,642
Class A
Shares	—	(116)	1		—
Value	$—	$(1,215)	$9
Class C
Shares	—	(115)	—	(a)	—
Value	$—	$(1,214)	$2

(a)	Class C shares reinvested were 0.232 shares.

MONTEAGLE FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Value Fund
	Sold	Redeemed	Reinvested	Ending Shares
For the Six Month Period ended:
February 28, 2013
Class I
Shares	10,400	(12,474)	615	1,075,978
Value	$142,900	$(169,307)	$8,072

For the Fiscal Year ended:
August 31, 2012
Class I
Shares	185,760	(25,003)	2,293	1,077,437
Value	$2,222,035	$(331,716)	$27,447
Class A
Shares	—	(94)	20	—
Value	$—	$(1,237)	$237
Class C
Shares	—	(93)	19	—
Value	$—	$(1,235)	$227

8.	CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

9.	SECTOR RISK

When the Funds emphasize one or more economic sectors, it may be more susceptible to the financial, market, or economic events affecting the particular issuers and industries in which they invest than funds that do not emphasize particular sectors. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

10.	RECENT ACCOUNTING PRONOUNCEMENTS

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting

MONTEAGLE FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

11.	SUBSEQUENT EVENTS

On March 15, 2013, the Quality Growth Fund declared a dividend of $81,038, which was payable on March 15, 2013. On March 15, 2013, the Select Value Fund declared a dividend of $31,108, which was payable on March 15, 2013. On March 15, 2013, the Value Fund declared a dividend of $33,664, which was payable on March 15, 2013. On March 28, 2013, the Fixed Income Fund declared a dividend of $55,357, which was payable on March 28, 2013.

Management has evaluated subsequent events through the issuance of the financial statements and has noted no other such events that would require disclosure.

12.	LEGAL PROCEEDINGS

On December 7, 2010, an amended complaint was filed in the United States Bankruptcy Court for the District of Delaware (Adversary Proceeding No. 10-54010) by The Official Committee of Unsecured Creditors of Tribune Company (“Committee”) on behalf of Tribune Company (“Tribune”), a U.S. news and media organization. Among the thousands of defendants in the Amended Complaint is the Monteagle Funds with respect to holdings by the Monteagle Value Fund (the “Fund”). The Fund, along with numerous other mutual funds, institutional investors and others, owned shares of Tribune in 2007 when it went private in a leveraged buyout transaction (“LBO”). In the LBO, shareholders such as the Fund sold their shares back to Tribune for $34/share. The lawsuit alleges, among other things, that the payment for the shares by Tribune was a fraudulent transfer and seeks to have the cash paid to shareholders returned to the Tribune bankruptcy estate. The Amended Complaint seeks to create a class of Defendants -the former shareholders of Tribune - and seeks return of over $8 billion in proceeds from the LBO. The Committee has not served the Fund with the Amended Complaint, and the Fund was not named as a Defendant in the original complaint. Although the Fund has not yet been served, the Fund is monitoring the litigation.

On April 5, 2012, the Committee’s lawsuit was transferred by the Judicial Panel on Multidistrict Litigation to the United States District Court for the Southern District of New York for discovery and pretrial motions with numerous other related actions. (In re Tribune Company Fraudulent Conveyance Litigation, 1:12-mc-02296-WHP). It is unclear if the Fund is named as a Defendant, or is a member of any proposed class, in any of these other actions.

On July 23, 2012, the Delaware Bankruptcy Judge confirmed a plan of reorganization that, among other things, replaced the Committee as Plaintiff with a Litigation Trustee.

On September 7, 2012, Judge Pauley of the Southern District of New York entered a Master Case Order. Among other things, the Master Case Order creates liaison counsel and an Executive Committee for the defendants in the Litigation Trustee’s lawsuit, including those defendants, like the Fund, that were only shareholders of Tribune. The Executive Committee Members for mutual funds are Michael S. Doluisio, an attorney with Dechert LLP in Philadelphia, and Steven

MONTEAGLE FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

R. Schoenfeld, an attorney with Dorsey & Whitney LLP in New York. The Executive Committee is directed to take reasonable steps to streamline case management and to eliminate duplication of efforts and redundant filings. However, the Master Case Order does not certify a class of Defendants, and does not prevent any individual Defendant from retaining its own counsel or being heard by the Court. Discovery in the Litigation Trustee’s lawsuit is stayed pending resolution of certain motions to dismiss in the related litigation.

It is not expected that the cases discussed above will have a material adverse impact on the Fund’s financial position, results of operation, or cash flows; however, these litigation matters are subject to inherent uncertainties and the views of these matters with respect to any impact to the Fund may change in the future.

MONTEAGLE FUNDS
OTHER INFORMATION (Unaudited)

Proxy Policies — The Trust has adopted Proxy Voting Policies and Procedures under which the Funds vote proxies related to securities held by the Funds. A description of the Funds’ policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-888-263-5593, on the Funds’ website at http://www.monteaglefunds.com or on the SEC website at http://www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds’ Form N-PX is available without charge, upon request, by calling the Funds toll free at 1-888-263-5593, on the Funds’ website at http://www.monteaglefunds.com or on the SEC’s website at http://www.sec.gov.

N-Q Filing — The SEC has adopted the requirement that all mutual funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q. For the Monteagle Funds, this would be for the fiscal quarters ending November 30 and May 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov., or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

FEDERAL TAX INFORMATION (Unaudited)

For the six month period ended February 28, 2013, certain dividends paid by Fixed Income Fund, Informed Investor Growth Fund, Quality Growth Fund, Select Value Fund and Value Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate up to a maximum amount of $356,550, $1,021,556, $68,390, $78,497, and $456,784, respectively, as taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2013 Form 1099-DIV.

MONTEAGLE FUNDS
ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the tables below are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (September 1, 2012) and held until the end of the period (February 28, 2013).

The tables that follow illustrate each Fund’s costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Funds’ costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds’ actual returns, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Funds’ expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to each Fund’s Prospectus.

MONTEAGLE FUNDS
ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

Fixed Income Fund
		Beginning Account Value 9/01/12	Annualized Expense Ratio For the Period	Ending Account Value 2/28/13	Expenses Paid During the Period(1)
Actual Example Based on actual return of:
Class I	-0.13%	$1,000.00	1.06%	$998.70	$5.25
Hypethetical Example Based on assumed 5% return
Class I		$1,000.00	1.06%	$1,019.50	$5.31

Informed Investor Growth Fund
		Beginning Account Value 9/01/12	Annualized Expense Ratio For the Period	Ending Account Value 2/28/13	Expenses Paid During the Period(1)
Actual Example Based on actual return of:
Class I	-2.01%	$1,000.00	1.37%	$979.90	$6.73
Hypethetical Example Based on assumed 5% return
Class I		$1,000.00	1.37%	$1,018.00	$6.85

Quality Growth Fund
		Beginning Account Value 9/01/12	Annualized Expense Ratio For the Period	Ending Account Value 2/28/13	Expenses Paid During the Period(1)
Actual Example Based on actual return of:
Class I	2.98%	$1,000.00	1.30%	$1,029.80	$6.54
Hypethetical Example Based on assumed 5% return
Class I		$1,000.00	1.30%	$1,018.30	$6.51

MONTEAGLE FUNDS
ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

Select Value Fund
		Beginning Account Value 9/01/12	Annualized Expense Ratio For the Period	Ending Account Value 2/28/13	Expenses Paid During the Period(1)
Actual Example Based on actual return of:
Class I	17.01%	$1,000.00	1.39%	$1,170.10	$7.48
Hypethetical Example Based on assumed 5% return
Class I		$1,000.00	1.39%	$1,017.90	$6.95

Value Fund
		Beginning Account Value 9/01/12	Annualized Expense Ratio For the Period	Ending Account Value 2/28/13	Expenses Paid During the Period(1)
Actual Example Based on actual return of:
Class I	7.95%	$1,000.00	1.37%	$1,079.50	$7.06
Hypethetical Example Based on assumed 5% return
Class I		$1,000.00	1.37%	$1,018.00	$6.85

(1)	Expenses are equal to the Funds’ annualized expense ratios for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MONTEAGLE FUNDS
BOARD APPROVAL OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS
(Unaudited)

On January 24, 2013, the Board of Trustees (the “Board” or the “Trustees”) of the Monteagle Funds (the “Trust”), comprised entirely of Trustees who are not “interested persons” of the Trust, as that term is defined by Section 2(a)(19) of the Investment Company Act of 1940 (the “Independent Trustees”), met in person to review and discuss approving renewal of the Management Agreement between the Trust and Nashville Capital Corp. (the “Adviser”) with respect to each of the funds comprising the Trust (the “Funds”), and separately and individually, each of the Subadvisory Agreements by and among the Adviser, the Trust and the firm engaged to provide day-to-day portfolio management services for the Funds, being Parkway Advisors, L.P. with respect to the Monteagle Select Value Fund, Garcia Hamilton & Associates, L.P. with respect to the Monteagle Quality Growth Fund, Howe & Rusling, Inc. with respect to the Monteagle Fixed Income Fund, Robinson Investment Group, Inc. with respect to the Monteagle Value Fund, and T.H. Fitzgerald & Company with respect to the Monteagle Informed Investor Growth Fund (each, a “Sub-adviser”).

With the assistance and advice of independent counsel, the Trustees had requested and received information prior to the meeting that they deemed relevant or necessary to consider in the renewal process. In addition, they received a memorandum from independent counsel discussing, among other things, the fiduciary duties and responsibilities of the Board in reviewing and considering renewal. The Trustees reviewed and discussed the foregoing information during a private session with their counsel and during the Board meeting. Counsel also reviewed with the Trustees the types of information and factors that they should and should not take into consideration in making their decision about renewal. Throughout the process the Trustees had the opportunity to ask questions, and answers to their questions were considered along with the other materials provided.

In assessing various factors in regard to renewal, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as the information specifically prepared for the renewal meeting, such as: (i) reports regarding the services and support provided to the Funds and their shareholders by the Adviser and the Sub-advisers; (ii) performance assessments of the investment performance of the Funds by personnel of the Adviser and the Sub-advisers; (iii) performance commentary on the reasons for the performance; (iv) presentations by the Funds’ portfolio managers addressing the Adviser’s and the Sub-advisers’ investment philosophy, investment strategy and operations; (v) compliance reports, audits and review reports concerning the Funds, the Adviser and the Sub-advisers; (vi) disclosure information contained in the registration statement of the Trust and the Form ADVs of the Adviser and the Sub-advisers; (vii) information on relevant developments in the mutual fund industry and how the Funds, the Adviser and/or the Sub-advisers are responding to them; (viii) financial information about the Adviser and the Sub-advisers; (ix) a description of the personnel at the Adviser and the Sub-advisers involved with the Funds, their background, professional skills and accomplishments; (x) information on investment advice, performance, summaries of fund expenses, compliance program, current legal matters, and other general information about the Adviser and each Sub-adviser; (xi) comparative expense and performance information for other mutual funds that are similar to the Funds; (xii) where available, information about performance and fees relative to other accounts managed by the Sub-advisers that might be considered comparable to the Funds in terms of investment style; and (xiii) any soft-dollar or other “fall-out”

MONTEAGLE FUNDS
BOARD APPROVAL OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS
(Unaudited) (Continued)

or similar benefits to be realized by the Adviser or the Sub-advisers from their relationship with the Funds. The Board also took into consideration the Adviser’s recommendation that each of the Subadvisory Agreements be renewed, as well as the Management Agreement.

The Board did not identify any particular factor or information that was most relevant to its consideration to approve the renewals and each Trustee may have afforded different weight to the various factors considered. Following is a summary of the Board’s consideration of various factors:

The Nature, Extent, and Quality of the Services Provided by the Adviser and Sub-advisers.

The Trustees considered various aspects of the nature, extent and quality of the services provided by the Adviser and the Sub-advisers to the Funds. They noted that the responsibilities of the Adviser and Sub-advisers under each Agreement had not changed since the last renewal and were not proposed to change. They also considered the following, without limitation: the quality of the investment advisory services (including research and recommendations with respect to portfolio securities), noting that they are not proposed to change; the background, experience and professional ability and skill of the portfolio management personnel assigned to the Funds, noting the commitment to hire and retain qualified personnel to work on behalf of the Funds and their shareholders; the processes used for formulating investment recommendations and assuring compliance with each Fund’s investment objectives and limitations, as well as for assuring compliance with regulatory requirements, specifically noting that none of the Adviser or Sub-advisers reported any material compliance matter over the last year; the manner in which the Sub-advisers seek to satisfy their obligation to assure “best execution” in connection with securities transactions placed for the Funds, noting each Sub-adviser’s policies and procedures on trading and brokerage, as well as average brokerage commissions paid; the investment strategies and sources of information upon which the Sub-advisers rely in making investment decisions for the Funds; where applicable, the fees charged to and the performance of other accounts managed by the Sub-advisers similar to the Funds; the oversight of the Funds’ portfolios by the Sub-advisers and the Adviser and the oversight of the Sub-advisers by the Adviser; the Sub-advisers’ succession plans and business continuity plans; and the coordination of services for the Funds among the service providers, Trust management and the Trustees.

After reviewing and considering the foregoing information and further information in the materials provided by the Adviser and Sub-advisers (including their Form ADVs), the Board concluded, in light of all the facts and circumstances, that the nature, extent and quality of the services provided by the Adviser and each of the Sub-advisers were satisfactory and adequate for their respective Funds.

Investment Performance of the Funds, the Adviser and the Sub-Advisers.

In considering this factor, the Trustees took into consideration that the Adviser has delegated day-to-day portfolio management to the Sub-adviser for each respective Fund and that the Adviser’s role in regard to investment performance was largely one of oversight. The Trustees also took

MONTEAGLE FUNDS
BOARD APPROVAL OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS
(Unaudited) (Continued)

into consideration the information about the Adviser personnel fulfilling that role, as well as the information about the Sub-adviser portfolio managers managing each of the Funds’ portfolios day-to-day.

In their evaluation of performance, the Trustees considered the short- and long-term performance of each Fund compared with the performance of its benchmark, groups of funds with similar objectives managed by other investment advisers, and aggregated data by category, noting the following points, among others, with respect to the individual Funds: The Monteagle Select Value Fund had outperformed its category for shorter periods out to 3 years, had lagged the category over longer periods, and ranked in the 24th percentile of the Morningstar Large Value category for the year-to-date period provided. Performance of the Monteagle Quality Growth Fund had lagged its benchmark in shorter periods, but had outperformed for the 5-year period and lagged slightly for the 10-year period. The Fund had also ranked in the 77th percentile of the Morningstar Large Growth category for the year-to-date period provided. The Monteagle Fixed Income Fund had lagged in performance for almost all time periods reported but the Trustees also noted that the Fund is not perfectly aligned with its category due to credit quality restrictions imposed on investments in the Fund that are not present for other funds in that category. The Monteagle Value Fund’s performance had lagged its category for all periods reported, and the Trustees discussed the Fund’s holdings and category and various size characteristics of the securities held in the Fund. The Monteagle Informed Investor Growth Fund had outperformed its category over certain time periods and lagged over others. The Trustees also considered the Fund’s high turnover rate and considered certain types of ETF investments that had been held in the Fund in the past. In addition, the Trustees noted that, in cases where a Sub-adviser is managing other accounts with similar investment objectives to those of their Fund, the Fund’s performance was generally in line with that of the other accounts.

After considering and discussing the performance of the Funds, the Adviser’s and each Sub-adviser’s experience and performance in their roles with respect to the Funds, the historical and comparative performance data provided, and other relevant information, the Board concluded, in light of all the facts and circumstances, that the investment performance of each of the Funds, the Adviser and the Sub-advisers was satisfactory.

The Costs of the Services Provided and Profits Realized by the Adviser and the Sub-advisers from their Relationships with the Funds.

In considering these factors, the Trustees took into consideration the overall expenses of each Fund, including the nature and frequency of advisory and sub-advisory fee payments, the asset levels of each Fund and the gross and net expenses of the Funds as compared to gross and net expenses of a group of funds that may be considered similar, noting that the expenses of each of the Funds was within the range of expenses incurred by the other funds in its group. The Trustees also took into consideration the information provided about the financial condition and profitability of the Adviser and the Sub-advisers and the level of commitment to the Funds by the principals of the Adviser and Sub-advisers to their roles for the Funds.

MONTEAGLE FUNDS
BOARD APPROVAL OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS
(Unaudited) (Continued)

The Trustees also considered the fees charged by the Sub-advisers to comparable accounts – such as institutional accounts -- they manage in a similar style and noted that, typically, the fees charged the Funds were among the lowest, if not lower than, the fees charged other accounts by the Sub-advisers. The Trustees used this information as a potential gauge for what fees might be considered reasonable for similar investment services, although they also considered that accounts identified as similar for this purpose may also have material differences that impact their overall comparability, such as differences in the range of the investor base served by the account; the average account size; the customization of fees, services and reporting available; the daily liquidity, redemptions and turnover that might occur in a mutual fund that might not be the case in other accounts; the regulatory requirements applicable to a fund that do not apply to many non-fund accounts; and the Board oversight applicable to funds that does not apply to most other types of accounts; to name a few. The Trustees took into consideration these potential differences when assessing both performance and fee information with respect to comparable accounts.

After further consideration of these elements, the Board concluded, in light of all the facts and circumstances, that the costs of the services provided to the Funds and the profits realized by the Adviser and the Sub-advisers from their relationships with the Funds were satisfactory.

Other Benefits Derived by the Adviser or Sub-advisers from their Relationships with the Funds and Conflicts of Interest.

The Trustees also considered other benefits that the Adviser or Sub-advisers derive from their relationship with the Funds (sometimes referred to as “fall-out” benefits) and conflicts of interest. In particular, the Trustees considered that the Sub-adviser to the Monteagle Informed Investor Growth Fund uses “soft dollars,” or Fund commissions, to obtain research, and noted in addition to the amount of soft dollars reported that (i) the Sub-adviser reports it selects broker-dealers on the basis of best execution, even though some of the broker-dealers it selects also provide research, (ii) the Sub-adviser reports only using “soft dollars” within the Section 28(e) safe harbor, which requires the Sub-adviser to determine that the commissions paid were reasonable in relation to the value of the research received, and (iii) the Sub-adviser uses the research received to implement its investment strategy generally, which benefits the Fund as well as the Sub-adviser’s other accounts.

The Trustees also noted that the Sub-advisers to the Monteagle Informed Investor Growth Fund and the Monteagle Quality Growth Fund each report that the portfolio managers managing those Funds also manage performance-based fee accounts for other clients of the Sub-adviser. When considering these arrangements and the conflict of interest they present, the Trustees also noted that both those Sub-advisers indicated they have procedures in place to manage potential conflicts of interest that arise, that the arrangements are subject to monitoring by the Trust and the Adviser, and that the arrangements are disclosed in the Trust’s Statement of Additional Information.

After reviewing and considering the foregoing information and other information they deemed relevant with regard to these matters, the Board concluded, in light of all the facts and circumstances, that the other benefits derived by the Adviser or Sub-advisers from their relationships with the Funds were satisfactory.

MONTEAGLE FUNDS
BOARD APPROVAL OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS
(Unaudited) (Continued)

Economies of Scale.

The Trustees also considered the extent to which economies of scale would be realized if the Funds grow and whether the advisory fee levels reflect those economies of scale for the benefit of the Funds’ shareholders. In this regard, the Trustees considered the breakpoints in effect on the advisory fee schedule for each of the Funds at various asset levels, which are aimed at sharing with shareholders any economies of scale that are realized from Fund growth. The Trustees also noted that certain of the subadvisory fee schedules also have breakpoints at various asset levels, including both the Monteagle Value Fund and the Monteagle Informed Investor Growth Fund, where the breakpoints were reduced in early 2012.

After considering these factors, the Board concluded, in light of all the facts and circumstances, that the fee levels and breakpoints were satisfactory and adequate to reflect economies of scale for the benefit of the Funds’ shareholders if the Funds grow.

Based on all of the information presented to the Board and its consideration of relevant factors, the Board, in the exercise of its reasonable business judgment, approved renewal of the Management Agreement and each of the Subadvisory Agreements for an additional one-year period, and determined that the compensation payable under each of the agreements was fair, reasonable and within a range of what could have been negotiated at arm’s-length in light of all the surrounding circumstances, including the services to be rendered and such other matters as the Board considered to be relevant.

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THE MONTEAGLE FUNDS

 Investment Adviser
Nashville Capital Corporation
2506 Winford Ave.
Nashville, TN 37211

Distributor
Matrix Capital Group, Inc.
420 Lexington Ave.
Suite 601
New York, NY 10170

Transfer Agent, Administrator
& Shareholder Servicing Agent
Matrix 360 Administration, LLC
4520 Main Street
Suite 1425
Kansas City, MO 64111

(888) 263-5593
www.monteaglefunds.com

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current prospectus, which includes information regarding the Fund’s objectives and policies, experience of its management, marketability of shares, and other information.

ITEM 2.	CODE OF ETHICS.

Not required

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENT

Included in semi annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded, as of a date within 90 days of the filing of this report, based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, that such disclosure controls and procedures are reasonably designed to ensure: (1) that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the registrant is made known to the principal executive officer and principal financial officer as appropriate to allow timely decisions regarding required disclosure.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1)	Not applicable

(a)(2)	Certifications required by Item 12 (a)(2) of Form N-CSR are filed herewith as Exhibit 12 (a )(2)

(a)(3)	Not applicable

(b)	Certifications required by Item 12 (b) of Form N-CSR are filed herewith as Exhibit 12 (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Monteagle

By Paul B. Ordonio	/s/ Paul B. Ordonio
President,
Date: May 3, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Paul B. Ordonio	/s/ Paul B. Ordonio
President
Date: May 3, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Larry E. Beaver, Jr.	/s/ Larry E. Beaver, Jr.
Treasurer
Date: May 3, 2013